COLUMBIA FUNDS TRUST I (formerly named LIBERTY FUNDS TRUST I)
Columbia High Yield Opportunity Fund (formerly named Liberty High Yield Securities Fund)
Columbia Strategic Income Fund (formerly named Liberty Strategic Income Fund) Columbia Tax-Managed Aggressive Growth Fund (formerly named Liberty Tax-Managed Aggressive Growth Fund)
Columbia Tax-Managed Growth Fund (formerly named Liberty Tax-Managed Growth
Fund)
Columbia Tax-Managed Growth Fund II (formerly named Liberty Tax-Managed Growth Fund II)
Columbia Tax-Managed Value Fund (formerly named Liberty Tax-Managed Value Fund)

COLUMBIA FUNDS TRUST II (formerly named LIBERTY FUNDS TRUST II)
Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund)
Columbia Newport Japan Opportunities Fund (formerly named Liberty Newport Japan Opportunities Fund)

COLUMBIA FUNDS TRUST III (formerly named LIBERTY FUNDS TRUST III)
Columbia Contrarian Income Fund (formerly named Liberty Contrarian Income Fund) Columbia Corporate Bond Fund (formerly named Liberty Corporate Bond Fund) Columbia Federal Securities Fund (formerly named Liberty Federal Securities
Fund)
Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund) Columbia Intermediate Government Income Fund (formerly named Liberty Intermediate Government Income Fund)
Columbia Liberty Fund (formerly named The Liberty Fund)
Columbia Mid Cap Value Fund (formerly named Liberty Select Value Fund)
Columbia Quality Plus Bond Fund (formerly named Liberty Quality Plus Bond Fund)

COLUMBIA Funds Trust IV (formerly named LIBERTY FUNDS TRUST IV)
Columbia Tax-Exempt Fund (formerly named Liberty Tax-Exempt Fund)
Columbia Tax-Exempt Insured Fund (formerly named Liberty Tax-Exempt Insured
Fund)
Columbia Utilities Fund (formerly named Liberty Utilities Fund)

COLUMBIA Funds Trust V (formerly named LIBERTY FUNDS TRUST V)
Columbia California Tax-Exempt Fund (formerly named Liberty California Tax-Exempt Fund)
Columbia Connecticut Tax-Exempt Fund (formerly named Liberty Connecticut Tax-Exempt Fund)
Columbia Massachusetts Tax-Exempt Fund (formerly named Liberty Massachusetts Tax-Exempt Fund)
Columbia New York Tax-Exempt Fund (formerly named Liberty New York Tax-Exempt
Fund)
Columbia Large Company Index Fund (formerly named Liberty Large Company Index
Fund)
Columbia Small Company Index Fund (formerly named Liberty Small Company Index
Fund)
Columbia U.S. Treasury Index Fund (formerly named Liberty U.S. Treasury Index
Fund)
Columbia Intermediate Tax-Exempt Bond Fund (formerly named Liberty Intermediate Tax-Exempt Bond Fund)
Columbia Connecticut Intermediate Municipal Bond Fund
     (formerly named Liberty Connecticut Intermediate Municipal Bond Fund) Columbia Florida Intermediate Municipal Bond Fund
     (formerly named Liberty Florida Intermediate Municipal Bond Fund)
Columbia Massachusetts Intermediate Municipal Bond Fund
     (formerly named Liberty Massachusetts Intermediate Municipal Bond Fund) Columbia New Jersey Intermediate Municipal Bond Fund
     (formerly named Liberty New Jersey Intermediate Municipal Bond Fund) Columbia New York Intermediate Municipal Bond Fund
     (formerly named Liberty New York Intermediate Municipal Bond Fund) Columbia Pennsylvania Intermediate Municipal Bond Fund
     (formerly named Liberty Pennsylvania Intermediate Municipal Bond Fund) Columbia Rhode Island Intermediate Municipal Bond Fund
     (formerly named Liberty Rhode Island Intermediate Municipal Bond Fund)

COLUMBIA FUNDS TRUST VII (formerly named LIBERTY FUNDS TRUST VII)
Columbia Europe Fund (formerly named Liberty Newport Europe Fund)
Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund)

COLUMBIA FUNDS TRUST XI (formerly named LIBERTY - STEIN ROE FUNDS INVESTMENT TRUST)
Columbia Young Investor Fund (formerly named Liberty Young Investor Fund) Columbia Growth Stock Fund (formerly named Liberty Growth Stock Fund)
Columbia Global Thematic Equity Fund (formerly named Liberty Global Thematic Equity Fund)
Columbia European Thematic Equity Fund (formerly named Liberty European Thematic Equity Fund)
Columbia Asset Allocation Fund (formerly named Liberty Asset Allocation Fund) Columbia Large Cap Core Fund (formerly named Liberty Large-Cap Core Fund) Columbia International Equity Fund (formerly named Liberty International Equity
Fund)
Columbia Large Cap Growth Fund (formerly named Liberty Equity Growth Fund) Columbia Disciplined Value Fund (formerly named Liberty Equity Value Fund) Columbia Small Cap Fund (formerly named Liberty Small Cap Fund)
Columbia Small Company Equity Fund (formerly named Liberty Small Company Equity
Fund)

COLUMBIA FLOATING RATE FUND (formerly named LIBERTY FLOATING RATE FUND)

COLUMBIA FLOATING RATE ADVANTAGE FUND (formerly named LIBERTY FLOATING RATE
     ADVANTAGE FUND)

COLUMBIA INSTITUTIONAL FLOATING RATE INCOME FUND (formerly named LIBERTY-STEIN
   ROE INSTITUTIONAL FLOATING RATE INCOME FUND)

COLUMBIA FLOATING RATE LIMITED LIABILITY COMPANY (formerly named STEIN ROE
     FLOATING RATE LIMITED LIABILITY COMPANY)

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

                    SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Each Fund's Statement of Additional Information is amended as follows:

1. Effective June 18, 2003, Salvatore Macera retired as a Trustee from the Board of Trustees/Managers.

2. At the June, 2003 Board of Trustees meeting the Trustees approved the following changes to the compensation for the Trustees:

The Trustees serve as trustees of all open-end funds managed by Columbia Management Advisors, Inc. for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

3. Each of the committees listed under the section Trustees and Trustees' Fees have had a change in the committee members. The following changes are effective October 8, 2003:

Audit Committee

     Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds.

Governance Committee

     Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds.

Advisory Fees & Expenses Committee

     Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds.

4. Delete the paragraph Trading Oversight Committee under the section Trustees and Trustees' Fees.

5. On October 7, 2003 the Board of Trustees/Managers of the Trusts elected Patrick J. Simpson and Richard L. Woolworth as new trustees of the Trusts. The section describing the Trustees under the section Trustees and Officers is revised in its entirety as follows:

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.





                                                                                                       Number of
                                           Year First                                                Portfolios in
                                           Elected or                                                Columbia Funds       Other
Name, Address               Position      Appointed to    Principal Occupation(s)                    Complex Overseen  Directorships
   and Age                 with Funds       Office 1      During Past Five Years                       by Trustee          Held
   -------                 ----------       -------       ----------------------                       ----------      -------------

DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 48)      Trustee      1996        Executive Vice President -                       124               None
P.O. Box 66100                                           Strategy of United Airlines
Chicago, IL 60666                                        (airline) since December, 2002
                                                         (formerly President of UAL Loyalty
                                                         Services (airline) from September,
                                                         2001 to December, 2002; Executive
                                                         Vice President and Chief
                                                         Financial Officer of United
                                                         Airlines from March, 1993 to
                                                         September, 2001; Senior Vice
                                                         President and Chief Financial
                                                         Officer of UAL, Inc. prior
                                                         thereto).

Janet Langford Kelly (Age 45)   Trustee      1996        Chief Administrative Officer and Senior           124              None
3100 West Beaver Road                                    Vice President, Kmart Holding Corporation
Troy, MI 48084-3163                                      since September, 2003 (formerly Executive
                                                         Vice President-Corporate Development and
                                                         Administration, General Counsel and
                                                         Secretary, Kellogg Company (food
                                                         manufacturer), from September, 1999
                                                         to August, 2003; Senior Vice
                                                         President, Secretary and  General
                                                         Counsel, Sara Lee Corporation
                                                         (branded, packaged, consumer-products
                                                         manufacturer) from January,
                                                         1995 to September, 1999).





                                                                                                       Number of
                                           Year First                                                Portfolios in
                                           Elected or                                                Columbia Funds       Other
Name, Address               Position      Appointed to    Principal Occupation(s)                    Complex Overseen  Directorships
   and Age                 with Funds       Office 1      During Past Five Years                       by Trustee          Held
   -------                 ----------       -------       ----------------------                       ----------      -------------


Richard W. Lowry (Age 67)              Trustee          1995       Private Investor since August, 1987 (formerly   126 3        None
10701 Charleston Drive                                             Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                               Plywood Corporation (building products
                                                                   manufacturer)).


Charles R. Nelson (Age 61)             Trustee          1981       Professor of Economics, University of           124          None
Department of Economics                                            Washington, since January, 1976; Ford and Louisa
University of Washington                                           Van Voorhis Professor of Political Economy,
Seattle, WA 98195                                                  University of Washington, since September, 1993;
                                                                   Director, Institute for Economic Research,
                                                                   University of Washington, since September,
                                                                   2001; Adjunct Professor of Statistics,
                                                                   University of Washington, since  September,
                                                                   1980; Associate Editor, Journal of Money
                                                                   Credit and Banking, since September, 1993;
                                                                   consultant on econometric and statistical
                                                                   matters.


John J. Neuhauser (Age 60)             Trustee          1985       Academic Vice President and Dean of Faculties   127 3,4  Saucony,
84 College Road                                                    since August, 1999, Boston College (formerly              Inc.
Chestnut Hill, MA 02467-3838                                       Dean, Boston College School of Management from      (athletic
                                                                   September, 1977 to September, 1999.                footwear);
                                                                                                                       SkillSoft
                                                                                                                         Corp
                                                                                                                      (E-Learning)

Patrick J. Simpson (Age 58)            Trustee          2000       Partner, Perkins Coie L.L.P. (formerly Partner, 124         None
1211 S.W. 5th Avenue                                               Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204





                                                                                                       Number of
                                           Year First                                                Portfolios in
                                           Elected or                                                Columbia Funds       Other
Name, Address               Position      Appointed to    Principal Occupation(s)                    Complex Overseen  Directorships
   and Age                 with Funds       Office 1      During Past Five Years                       by Trustee          Held
   -------                 ----------       -------       ----------------------                       ----------      -------------

Thomas E. Stitzel (Age 67)             Trustee          1998       Business Consultant since 1999 (formerly          124        None
2208 Tawny Woods Place                                             Professor of Finance from 1975 to 1999 and Dean
Boise, ID  83706                                                   from 1977 to 1991, College of Business, Boise
                                                                   State University); Chartered Financial Analyst.

Thomas C. Theobald (Age 66)            Trustee          1996       Managing Director, William Blair Capital          124  Anixter
27 West Monroe Street,                                             Partners (private equity investing) since           International
Suite 3500                                                         September, 1994 (formerly Chief Executive       (network support
Chicago, IL 60606                                                  Officer and Chairman of the Board of Directors,     equipment
                                                                   Continental Bank Corporation prior thereto).      distributor),
                                                                                                                 Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                 (life insurance).

Anne-Lee Verville (Age 58)             Trustee          1998       Author and speaker on educational systems needs   125 4 Chairman
359 Stickney Hill Road                                             (formerly General Manager, Global Education       of the Board of
Hopkinton, NH  03229                                               Industry from 1994 to 1997, and President,     Directors, Enesco
                                                                   Applications Solutions Division from 1991 to   Group, Inc.
                                                                   1994, IBM Corporation (global education and   (designer, importer
                                                                   global applications)).                         and distributor of
                                                                                                                   giftware and
                                                                                                                    collectibles).

Richard L. Woolworth (Age 62)          Trustee          1991       Chairman and Chief Executive Officer, The    124  NW Natural
100 S.W. Market Street                                             Regence Group (healthcare maintenance           (natural gas
#1500                                                              organization) (formerly Chairman and Chief         service
Portland, OR 97207                                                 Executive Officer, BlueCross BlueShield of        provider)
                                                                   Oregon; Certified Public Accountant, Arthur
                                                                   Young & Company).





                                                                                                       Number of
                                           Year First                                                Portfolios in
                                           Elected or                                                Columbia Funds       Other
Name, Address               Position      Appointed to    Principal Occupation(s)                    Complex Overseen  Directorships
   and Age                 with Funds       Office 1      During Past Five Years                       by Trustee          Held
   -------                 ----------       -------       ----------------------                       ----------      -------------

Interested Trustees
William E. Mayer 2 (Age 63)           Trustee           1994       Managing Partner, Park Avenue Equity Partners    126 3  Lee
399 Park Avenue                                                    (private equity) since February, 1999 (formerly    Enterprises
Suite 3204                                                         Founding Partner, Development Capital LLC from  (print media), WR
New York, NY 10022                                                 November 1996 to February, 1999; Dean and        Hambrecht + Co.
                                                                   Professor, College of Business and Management, (financial service
                                                                   University of Maryland from October, 1992 to  provider) and First
                                                                   November, 1996).                             Health (healthcare).

Joseph R. Palombo 2 (Age 50)          Trustee,          2000       Executive Vice President and Chief Operating   125 5         None
One Financial Center                Chairman of                    Officer of Columbia Management Group, Inc.
Boston, MA 02111                   the Board and                   (Columbia Management) since December, 2001 and
                                     President                     Director, Executive Vice President and Chief
                                                                   Operating Officer of the Advisor since April,
                                                                   2003 (formerly Chief Operations Officer of
                                                                   Mutual Funds, Liberty Financial Companies, Inc.
                                                                   from August, 2000 to November, 2001; Executive
                                                                   Vice President of Stein Roe & Farnham
                                                                   Incorporated (Stein Roe) from
                                                                   April, 1999 to April, 2003; Director of Colonial
                                                                   Management Associates, Inc. (Colonial) from
                                                                   April, 1999 to April, 2003; Director of Stein
                                                                   Roe from September, 2000 to April, 2003)
                                                                   President of Columbia Funds and Galaxy Funds
                                                                   since February, 2003 (formerly Vice President
                                                                   from September 2002 to February 2003); Manager
                                                                   of Stein Roe Floating Rate Limited Liability
                                                                   Company since October, 2000; (formerly Vice
                                                                   President of the Columbia Funds from April, 1999
                                                                   to August, 2000; Chief Operating Officer and
                                                                   Chief Compliance Officer, Putnam Mutual Funds
                                                                   from December, 1993 to March, 1999).


1 In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees/managers responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees/managers on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees/managers of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex). 2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
3 Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
5 Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

6. The following table sets forth the compensation paid to Messrs. Simpson and Woolworth in their capacities as Trustees of the Columbia Board:

                  Total Compensation from the Columbia Funds Complex Paid to the
  Trustee             Trustees for the Calendar Year Ended December 31, 2002

  Patrick J. Simpson                              $57,000
  Richard L. Woolworth                             57,000

7. As of December 31, 2002, Messrs. Simpson and Woolworth did not own any shares of the Funds. Under the heading Share Ownership under the section Trustees and Trustees' Fees the column "Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in Columbia Funds Complex" is revised as follows:

     The   following   table  shows  the  dollar  range  of  equity   securities
beneficially  owned by each Trustee as of December 31, 2002 (i) in each Fund and
(ii) in the Funds in the Columbia Funds Complex.

                                         Aggregate Dollar Range of
                                       Equity Securities Owned in All
                                       Funds Overseen by Trustee in
          Name of Trustee                  Columbia Funds Complex

Disinterested Trustees
Patrick J. Simpson                             Over $100,000
Richard L. Woolworth                          $10,001-$50,000



G-35/246Q-1003                                              November 3, 2003